Earnings Per Share	12 Months Ended
Dec. 31, 2022
Earnings Per Share
Earnings Per Share

(17)    Earnings Per Share

(a)	Basic Earnings per share

The calculation of basic earnings per share is based on the profit for the year attributable to the shareholders of the Parent divided by the weighted average number of ordinary shares in circulation throughout the year, excluding treasury stock.

Details of the calculation of basic earnings per share are as follows:

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	208,279	188,726	618,546
Weighted average number of ordinary shares outstanding	679,805,142	681,556,937	685,515,740
Basic earnings per share (Euros per share)	0.31	0.28	0.90

The weighted average number of ordinary shares outstanding (basic) is as follows:

	Number of shares
	31/12/2022	31/12/2021	31/12/2020
Issued shares outstanding at 1 January	679,598,330	685,601,126	685,198,238
Effect of shares issued	—	—	—
Effect of treasury stock	206,812	(4,044,189)	317,502
Weighted average number of ordinary shares outstanding (basic) at 31 December	679,805,142	681,556,937	685,515,740

(b) Diluted Earnings per share

Diluted earnings per share are calculated by dividing profit for the year attributable to shareholders of the Parent by the weighted average number of ordinary shares in circulation considering the diluting effects of potential ordinary shares.

The RSU Plan granted by the Group and payable in shares, assumes the existence of dilutive potential shares. Diluted earnings per share have been calculated as follows:

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Profit for the year attributable to shareholders of the Parent (Thousands of Euros)	208,279	188,726	618,546
Weighted average number of ordinary shares outstanding (diluted)	679,292,729	681,404,922	685,142,749
Diluted earnings per share (Euros per share)	0.31	0.28	0.90

The weighted average number of ordinary shares outstanding diluted has been calculated as follows:

	Number of shares
	31/12/2022	31/12/2021	31/12/2020
Ordinary shares outstanding at 1 January	679,598,330	685,601,126	685,198,238
Shares committed under RSU plan	(512,413)	(152,015)	(372,991)
Effect of shares issued	—	—	—
Effect of treasury stock	206,812	(4,044,189)	317,502
Weighted average number of ordinary shares outstanding (diluted) at 31 December	679,292,729	681,404,922	685,142,749